Debt (ILFC) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
2019	$ 4,108,660
2020	4,008,209
2021	3,783,405
2022	7,246,201
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	17,187,314	$ 15,206,290
Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
2019	2,000,000
2020	1,000,000
2021	500,000
2022	1,400,000
Debt	$ 4,900,000	$ 5,670,000
Minimum | Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
Stated interest rate	4.625%
Maximum | Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
Stated interest rate	8.625%